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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	6/30/07

Date of reporting period:	3/31/07

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
March 31, 2007 (Unaudited)	Columbia High Yield Municipal Fund

	Par ($)	Value ($)*
Municipal Bonds – 99.0%
EDUCATION – 2.9%
Education – 0.8%
CA Statewide Communities Development Authority
San Francisco Art Institute,
Series 2002,
7.375% 04/01/32	750,000	774,322
FL Broward County Educational Facilities Authority
Nova Southeastern University,
Series 2004,
5.625% 04/01/34	925,000	983,488
OH University of Cincinnati
Series 2003 C,
Insured: FGIC
5.000% 06/01/21	1,000,000	1,063,130
PA Higher Education Facilities Authority
Philadelphia University,
Series 2004 A,
5.125% 06/01/25	1,100,000	1,139,281
VT Education & Health Buildings Agency
Vermont Law School Project,
Series 2003 A,
5.500% 01/01/33	500,000	518,485
WV University
Series 2000 A,
Insured: AMBAC:
(a) 04/01/19	1,250,000	753,663
(a) 04/01/25	2,750,000	1,256,172
Education Total		6,488,541
Prep School – 1.2%
CA Statewide Communities Development Authority
Crossroads School for Arts & Sciences,
Series 1998,
6.000% 08/01/28(b)	965,000	999,942
IL Finance Authority
Chicago Charter School Foundation,
Series 2007,
5.000% 12/01/36	1,750,000	1,794,415
KY Louisville & Jefferson County Metropolitan Government
Assumption High School, Inc.,
Series 2006,
5.000% 10/01/35	1,500,000	1,542,270
MA Health & Educational Facilities Authority
Learning Center for Deaf Children,
Series 1999 C,

	Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Prep School – (continued)
6.100% 07/01/19	1,000,000	1,021,460
MI Conner Creek Academy
Series 2007,
5.000% 11/01/26	2,540,000	2,521,001
MI Summit Academy North
Series 2005,
5.500% 11/01/35	750,000	757,290
NH Business Finance Authority
Proctor Academy,
Series 1998 A,
5.400% 06/01/17	835,000	853,529
Prep School Total		9,489,907
Student Loan – 0.9%
CT Higher Education Supplemental Loan Authority
Family Education Loan Program,
Series 2005 A, AMT,
Insured: MBIA
4.375% 11/15/21	1,400,000	1,406,706
NE Nebhelp, Inc.
Series 1993 A-6, AMT,
Insured: MBIA
6.450% 06/01/18	4,000,000	4,244,760
NM Educational Assistance Foundation
Series 1996 A-2, AMT,
6.650% 11/01/25	1,915,000	1,951,864
Student Loan Total		7,603,330
EDUCATION TOTAL		23,581,778
HEALTH CARE – 28.9%
Continuing Care Retirement – 11.4%
AZ Health Facilities Authority
Beatitudes Campus Project,
Series 2007,
5.200% 10/01/37	1,750,000	1,757,350
CA La Verne
Brethren Hillcrest Homes,
Series 2003 B,
6.625% 02/15/25	685,000	753,843
CO Health Facilities Authority
Christian Living Communities Project,
Series 2006 A:
5.750% 01/01/26	500,000	525,180
5.750% 01/01/37	1,500,000	1,564,965

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
Covenant Retirement Communities, Inc.,
Series 2005,
5.000% 12/01/35	2,900,000	2,944,660
CT Development Authority
Elim Park Baptist Home, Inc.,
Series 2003,
5.850% 12/01/33	660,000	703,388
FL Lee County Industrial Development Authority
Shell Point Village:
Series 1999 A,
5.500% 11/15/29	1,200,000	1,262,244
Series 2007,
5.000% 11/15/29(c)	2,100,000	2,146,788
FL Orange County Health Facilities Authority
Orlando Lutheran,
Series 2005,
5.700% 07/01/26	1,000,000	1,023,840
FL Palm Beach County Health Facilities Authority
Abbey Delray South,
Series 2003,
5.350% 10/01/14	1,250,000	1,308,250
FL St. John’s County Industrial Development Authority
Glenmoor at St. John’s, Inc.,
Series 2006 A,
5.375% 01/01/40	2,000,000	2,040,500
Ponte Vedra, Inc.,
Series 2007,
5.000% 02/15/27	2,000,000	2,038,940
GA Fulton County
Canterbury Court Project,
Series 2004 A,
6.125% 02/15/34	1,000,000	1,051,890
Lenbrook Project,
Series 2006 A:
5.000% 07/01/29	3,000,000	2,999,430
5.125% 07/01/42	1,000,000	1,001,770
GA Savannah Economic Development Authority
Marshes of Skidaway,
Series 2003 A:
7.400% 01/01/24	500,000	531,415
7.400% 01/01/34	1,000,000	1,058,980
IL Finance Authority
Lutheran Senior Services,
Series 2006,
5.125% 02/01/26	2,000,000	2,087,020
Tabor Hills Supportive Living,
Series 2006,
5.250% 11/15/36	2,000,000	2,042,300

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
Washington & Jane Smith Community:
Series 2003 A,
7.000% 11/15/32	1,000,000	1,083,690
Series 2005 A,
6.250% 11/15/35	2,750,000	2,892,560
IN Health & Educational Facilities Financing Authority
Baptist Homes of Indiana, Inc.,
Series 2005,
5.250% 11/15/35	2,750,000	2,873,942
MA Boston Industrial Development Financing Authority
Springhouse, Inc.,
Series 1998,
5.875% 07/01/20	385,000	393,085
MA Development Finance Agency
Berkshire Retirement Community, Inc.,
Series 1999,
5.625% 07/01/29	1,250,000	1,293,025
Loomis House, Inc.:
Series 1999 A,
5.625% 07/01/15	650,000	667,557
Series 2002 A,
6.900% 03/01/32	220,000	240,783
MD Howard County Retirement
Columbia Vantage House Corp.,
Series 2007 A,
5.250% 04/01/33(c)	750,000	767,580
MD Westminster Economic Development Authority
Carroll Lutheran Village, Inc.,
Series 2004 A,
6.250% 05/01/34	1,750,000	1,846,372
MI Kentwood Economic Development Corp.
Holland Home,
Series 2006 A,
5.375% 11/15/36	2,500,000	2,607,650
MO Health & Educational Facilities Authority
Lutheran Senior Services,
Series 2007 A,
4.875% 02/01/27	3,000,000	3,029,010
MT Facility Finance Authority
St. John’s Lutheran Ministries, Inc.,
Series 2006 A,
6.125% 05/15/36	1,000,000	1,044,170
NC Medical Care Commission
United Methodist Retirement Homes, Inc.,
Series 2005 C,
5.500% 10/01/32	1,000,000	1,035,600

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
NH Higher Educational & Health Facilities Authority
Rivermead at Peterborough,
Series 1998:
5.625% 07/01/18	500,000	509,350
5.750% 07/01/28	1,665,000	1,688,377
NJ Economic Development Authority
Cranes Mill Project A,
Series 2005 A,
5.000% 06/01/20	2,120,000	2,146,309
Lions Gate,
Series 2005 A:
5.750% 01/01/25	400,000	415,424
5.875% 01/01/37	1,330,000	1,379,476
Seabrook Village, Inc.,
Series 2006,
5.250% 11/15/36	2,700,000	2,740,203
Seashore Gardens Project,
Series 2006,
5.300% 11/01/26	500,000	505,445
NY East Rochester Housing Authority
Woodland Village Project,
Series 2006,
5.500% 08/01/33	1,700,000	1,731,552
OR Multnomah County Hospital Facilities Authority
Terwilliger Plaza Project,
Series 2006 A,
5.250% 12/01/36	650,000	663,007
PA Bucks County Industrial Development Authority
Ann’s Choice, Inc.,
Series 2005 A,
6.250% 01/01/35	1,750,000	1,851,377
PA Chartiers Valley Industrial & Commercial Development Authority
Asbury Health Center,
Series 1999,
6.375% 12/01/24	750,000	786,660
Friendship Village of South Hills,
Series 2003 A,
5.750% 08/15/20	1,000,000	1,022,960
PA Delaware County Authority
Dunwoody Village,
Series 2003 A,
5.375% 04/01/17	750,000	794,618
PA Montgomery County Industrial Development Authority
Whitemarsh Continuing Care Retirement Community,
Series 2005:
6.125% 02/01/28	1,400,000	1,484,308
6.250% 02/01/35	1,350,000	1,429,555

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
SC Jobs Economic Development Authority
Wesley Commons,
Series 2006,
5.300% 10/01/36	2,500,000	2,536,625
TN Johnson City Health & Educational Facilities Authority
Appalachian Christian Village,
Series 2004 A,
6.250% 02/15/32	250,000	262,433
TN Metropolitan Government Nashville & Davidson County
Blakeford at Green Hills,
Series 1998,
5.650% 07/01/24	1,825,000	1,841,461
TN Shelby County Health Educational & Housing Facilities Board
Germantown Village,
Series 2003 A,
7.250% 12/01/34	675,000	690,728
Series 2006,
6.250% 12/01/34	500,000	475,970
Trezevant Manor,
Series 2006 A,
5.750% 09/01/37	2,700,000	2,768,094
TX Abilene Health Facilities Development Corp.
Sears Methodist Retirement Center:
Series 1998 A,
5.900% 11/15/25	1,350,000	1,367,834
Series 2003 A,
7.000% 11/15/33	800,000	866,992
TX Bexar County Health Facilities Development Corp.
Army Retirement Residence,
Series 2007,
5.000% 07/01/27	1,000,000	1,029,860
TX HFDC of Central Texas, Inc.
Legacy at Willow Bend,
Series 2006 A,
5.750% 11/01/36	2,100,000	2,177,700
Village at Gleannloch Farms,
Series 2006 A,
5.500% 02/15/37	1,850,000	1,892,827
TX Houston Health Facilities Development Corp.
Buckingham Senior Living Community, Inc.,
Series 2004 A,
7.125% 02/15/34	1,000,000	1,107,660
TX Tarrant County Cultural Education Facilities
Northwest Senior Housing-Edgemere,
Series 2006 A,
6.000% 11/15/36	1,000,000	1,065,160

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
VA James City County Economic Development Authority
Williamsburg Landing, Inc.,
Series 2005 A,
5.500% 09/01/34	750,000	777,750
VA Suffolk Industrial Development Authority
Lake Prince Center,
Series 2006,
5.150% 09/01/24	750,000	764,355
VA Virginia Beach Development Authority
Westminster-Canterbury of Hampton,
Series 2005,
5.375% 11/01/32	700,000	720,727
WI Health & Educational Facilities Authority
Clement Manor,
Series 1998,
5.750% 08/15/24	2,200,000	2,235,398
Eastcastle Place, Inc.,
Series 2004,
6.125% 12/01/34	500,000	510,160
Milwaukee Catholic Home,
Series 2006,
5.000% 07/01/26	750,000	777,503
Three Pillars Senior Living Communities:
Series 2003,
5.600% 08/15/23	790,000	828,552
Series 2004 A,
5.500% 08/15/34	870,000	893,803
United Lutheran Program for the Aging,
Series 1998,
5.700% 03/01/28	750,000	758,550
Continuing Care Retirement Total		94,116,540
Health Services – 0.6%
CO Health Facilities Authority
National Jewish Medical & Research Center,
Series 1998,
5.375% 01/01/23	1,080,000	1,092,010
MA Development Finance Agency
Boston Biomedical Research Institute,
Series 1999:
5.650% 02/01/19	370,000	384,293
5.750% 02/01/29	550,000	570,306
MA Health & Educational Facilities Authority
Civic Investments, Inc.,
Series 2002 A,
9.000% 12/15/15	1,500,000	1,840,755
MN Minneapolis & St. Paul Housing & Redevelopment Authority
HealthPartners:
Series 2003,

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Health Services – (continued)
5.875% 12/01/29	400,000	431,836
Series 2006,
5.250% 05/15/23	1,000,000	1,057,210
Health Services Total		5,376,410
Hospitals – 13.4%
AR Baxter County
Baxter County Regional Hospital,
Series 2007,
5.000% 09/01/26	1,500,000	1,540,770
AR Washington County
Washington Regional Medical Center:
Series 2005 A,
5.000% 02/01/35	1,000,000	1,024,020
Series 2005 B,
5.000% 02/01/30	250,000	256,998
AZ Health Facilities Authority
Phoenix Memorial Hospital,
Series 1991,
8.125% 06/01/12(d)	1,849,099	6,472
CA ABAG Finance Authority for Nonprofit Corps.
San Diego Hospital Association,
Series 2003 C,
5.375% 03/01/21	500,000	530,780
CA Health Facilities Financing Authority
Catholic Health Care West,
Series 2004 G,
5.250% 07/01/23	500,000	527,700
Stanford Hospital & Clinics Projects,
Series 2003 A,
5.000% 11/15/23	1,500,000	1,559,025
CA Statewide Communities Development Authority
Huntington Memorial Hospital,
Series 2005,
5.000% 07/01/35	3,500,000	3,636,430
Kaiser Permanente:
Series 2004 I,
3.450% 04/01/35	1,000,000	985,950
Series 2007 A,
4.750% 04/01/33	3,250,000	3,245,190
CA Turlock
Emanuel Medical Center, Inc.,
Series 2004,
5.375% 10/15/34	2,000,000	2,095,200
CA Whittier
Presbyterian Intercommunity Hospital,
Series 2002,
5.750% 06/01/31	1,000,000	1,107,850

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
CO Health Facilities Authority
Parkview Medical Center, Inc.,
Series 2001,
6.600% 09/01/25	300,000	327,969
Vail Valley Medical Center,
Series 2004,
5.000% 01/15/20	1,000,000	1,037,820
CT Health & Educational Facilities Authority
Hospital For Special Care,
Series 1997 B,
5.500% 07/01/27	730,000	746,206
FL Highlands County Health Facilities Authority
Adventist Health Care,
Series 2005 B,
5.000% 11/15/30	5,500,000	5,670,720
FL Hillsborough County Industrial Development Authority
Tampa General Hospital Project,
Series 2003 B,
5.250% 10/01/34	1,000,000	1,039,590
FL Jacksonville Health Facilities Authority
Baptist Medical Center Project,
Series 2007 A,
5.000% 08/15/37	5,000,000	5,150,800
FL Miami Health Facilities Authority
Catholic Health East,
Series 2003 B,
5.125% 11/15/24	1,000,000	1,045,310
FL Orange County Health Facilities Authority
Orlando Regional Healthcare System,
Series 1999 E,
6.000% 10/01/26	855,000	898,904
FL South Lake County Hospital District
South Lake Hospital, Inc.,
Series 2003:
6.375% 10/01/28	750,000	829,410
6.375% 10/01/34	500,000	550,280
FL West Orange Health Care District
Series 2001 A,
5.650% 02/01/22	1,450,000	1,522,993
IL Health Facilities Authority
Thorek Hospital & Medical Center,
Series 1998,
5.375% 08/15/28	500,000	511,565
IL Southwestern Development Authority
Anderson Hospital:
Series 1999:
5.500% 08/15/20	500,000	514,815
5.625% 08/15/29	250,000	257,705

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
Series 2006,
5.125% 08/15/26	1,245,000	1,288,338
IN Health & Educational Facility Financing Authority
Clarian Health Partners,
Series 2006 A,
5.000% 02/15/39	1,875,000	1,922,175
Jackson County Schneck Memorial,
Series 2006 A,
5.250% 02/15/30	1,000,000	1,055,820
IN Health Facility Financing Authority
Community Foundation of Northwest Indiana, Inc.,
Series 2004 A,
6.000% 03/01/34	850,000	910,350
KS University Hospital Authority
Series 2006:
4.500% 09/01/32	1,000,000	985,070
5.000% 09/01/36	2,200,000	2,273,370
LA Public Facilities Authority
Touro Infirmary,
Series 1999 A:
5.500% 08/15/19	510,000	523,046
5.625% 08/15/29	240,000	246,614
MA Health & Educational Facilities Authority
Jordan Hospital:
Series 1998 D,
5.250% 10/01/18	600,000	607,644
Series 2003 E,
6.750% 10/01/33	750,000	825,157
Milford-Whitinsville Regional Hospital:
Series 1998 C,
5.750% 07/15/13	610,000	631,795
Series 2007,
5.000% 07/15/32	1,250,000	1,283,312
MD Health & Higher Educational Facilities Authority
Adventist Health Care,
Series 2003 A:
5.000% 01/01/16	400,000	410,104
5.750% 01/01/25	600,000	640,038
MI Dickinson County
Dickinson County Health Care System,
Series 1999,
5.800% 11/01/24	1,000,000	1,031,570
MI Hospital Finance Authority
Garden City Hospital,
Series 2007,
5.000% 08/15/38	2,250,000	2,217,532
Henry Ford Health,

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
Series 2006 A,
5.000% 11/15/21	1,000,000	1,054,650
McLaren Health Care Corp.,
Series 2005 C,
5.000% 08/01/35	2,500,000	2,570,175
Oakwood Obligated Group,
Series 2003,
5.500% 11/01/18	1,600,000	1,710,944
MN St. Paul Housing & Redevelopment Authority
HealthEast, Inc.,
Series 2005,
5.150% 11/15/20	750,000	791,363
MN Washington County Housing & Redevelopment Authority
HealthEast, Inc.,
Series 1998,
5.250% 11/15/12	1,100,000	1,128,765
MO Cape Girardeau County
Southeast Missouri Hospital Association,
Series 2003,
5.000% 06/01/27(c)	3,750,000	3,846,000
MO Health & Educational Facilities Authority
Lake Regional Health Systems Project,
Series 2003,
5.700% 02/15/34	1,000,000	1,064,510
MO Saline County Industrial Development Authority
John Fitzgibbon Memorial Hospital,
Series 2005,
5.625% 12/01/35	2,750,000	2,798,015
MT Facilities Finance Authority
Montana’s Children’s Home and Hospital,
Series 2005 B,
4.750% 01/01/24	750,000	763,583
NC Medical Care Commission
Stanly Memorial Hospital,
Series 1999,
6.375% 10/01/29	1,000,000	1,057,240
NH Higher Educational & Health Facilities Authority
Catholic Medical Center,
Series 2002 A,
6.125% 07/01/32	50,000	54,388
Littleton Hospital Association, Inc.:
Series 1998 A:
5.900% 05/01/18	500,000	514,090
6.000% 05/01/28	1,000,000	1,029,280
Series 1998 B,
5.900% 05/01/28	675,000	692,861
The Memorial Hospital at North Conway,
Series 2006,

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
5.250% 06/01/21	1,000,000	1,043,550
NJ Health Care Facilities Financing Authority
Children’s Specialized Hospital,
Series 2005 A,
5.000% 07/01/24	745,000	761,621
NM Farmington
San Juan Medical Center,
Series 2004 A,
5.000% 06/01/23	500,000	516,070
NV Henderson
St. Rose Dominican Hospital:
Series 1998 A,
5.375% 07/01/26	610,000	623,091
Series 1998,
5.125% 07/01/28	540,000	549,666
NY Dormitory Authority
Mount Sinai Hospital, NYU Medical Center:
Series 2000,
5.500% 07/01/26	225,000	229,235
Series 2000 C,
5.500% 07/01/26	2,275,000	2,310,558
North Shore-Long Island Jewish Medical Center,
Series 2003,
5.500% 05/01/33	400,000	427,436
NY Monroe County Industrial Development Agency
Highland Hospital,
Series 2005,
5.000% 08/01/25	1,115,000	1,139,329
OH Higher Educational Facility Commission
University Hospitals Health Systems, Inc.,
Series 2007 A,
4.500% 01/15/31	5,000,000	4,857,350
OH Highland County Joint Township
Series 1999,
6.750% 12/01/29	1,815,000	1,897,982
OH Lakewood Hospital Improvement District
Lakewood Hospital Association,
Series 2003,
5.500% 02/15/15	1,250,000	1,327,612
OH Miami County Hospital Facilities Authority
Upper Valley Medical Center, Inc.,
5.250% 05/15/17	1,000,000	1,066,590
OH Sandusky County
Memorial Hospital,
Series 1998,

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
5.150% 01/01/10	250,000	251,635
OK Development Finance Authority
Duncan Regional Hospital,
Series 2003 A,
5.125% 12/01/23	2,000,000	2,078,600
OK Stillwater Medical Center Authority
Series 2003,
5.625% 05/15/23	1,000,000	1,086,270
Series 2005,
5.000% 05/15/17	1,155,000	1,191,440
SC Jobs Economic Development Authority
Bon Secours-St. Francis Medical Center,
Series 2002,
5.500% 11/15/23	2,250,000	2,384,662
SD Health & Educational Facilities Authority
Sioux Valley Hospital & Health System,
Series 2004 A,
5.250% 11/01/34	1,100,000	1,157,541
TN Johnson City Health & Educational Facilities Board
Mountain States Health Alliance,
Series 2006 A,
5.500% 07/01/36	750,000	799,763
TN Knox County Health, Educational & Housing Facilities Authority
East Tennessee Hospital,
Series 2003 B,
5.750% 07/01/33	150,000	160,025
TN Sullivan County Health Educational & Housing Facilities Board
Wellmont Health System,
Series 2006 C,
5.250% 09/01/26	4,000,000	4,206,160
TX Tyler Health Facilities Development Corp.
Mother Frances Hospital,
Series 2001,
6.000% 07/01/31	750,000	798,443
VA Augusta County Industrial Development Authority
Augusta Health Care, Inc.,
Series 2003,
5.250% 09/01/19	2,000,000	2,187,340
VT Educational & Health Buildings Financing Agency
Fletcher Allen Health Care,
Series 2007 A,
4.750% 12/01/36	800,000	801,800
WA Skagit County Public Hospital District No. 1
Series 2003,
6.000% 12/01/23	1,000,000	1,081,940

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
WI Health & Educational Facilities Authority
Aurora Health Care, Inc.,
Series 2003,
6.400% 04/15/33	700,000	777,231
Fort Health Care, Inc.,
Series 2004,
6.100% 05/01/34	1,965,000	2,174,449
Hospitals Total		110,435,660
Intermediate Care Facilities – 0.6%
IL Development Finance Authority
Hoosier Care, Inc.,
Series 1999 A,
7.125% 06/01/34	1,420,000	1,462,742
IN Health Facilities Financing Authority
Hoosier Care, Inc.,
Series 1999 A,
7.125% 06/01/34	1,175,000	1,210,367
LA Public Facilities Authority
Progressive Health Care Providers, Inc.,
Series 1998,
6.375% 10/01/28	2,000,000	2,041,580
Intermediate Care Facilities Total		4,714,689
Nursing Homes – 2.9%
AK Juneau
St. Ann’s Care Center, Inc.,
Series 1999,
6.875% 12/01/25	1,660,000	1,659,884
CO Health Facilities Authority
Evangelical Lutheran Good Samaritan Foundation:
Series 2005,
5.000% 06/01/35	750,000	773,325
Series 2006,
5.250% 06/01/24	2,000,000	2,120,820
Volunteers of America Care Facilities:
Series 1998 A,
5.750% 07/01/20	700,000	719,684
Series 1999 A,
5.750% 07/01/10	550,000	557,084
DE Economic Development Authority
Churchman Village Project,
Series 1991 A,
10.000% 03/01/21	615,000	614,920
Greystone Midwest Junior Lien
7.148% 08/01/36(e)	3,581,328	3,212,022
IA Finance Authority
Care Initiatives,
Series 1998 B:
5.500% 07/01/08	210,000	213,127

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Nursing Homes – (continued)
5.750% 07/01/18	600,000	619,530
5.750% 07/01/28	1,475,000	1,513,807
MA Development Finance Agency
Alliance Health Care Facilities,
Series 1999 A,
7.100% 07/01/32	2,170,000	2,218,304
MA Industrial Finance Agency
GF/Massachusetts, Inc.,
Series 1994,
8.300% 07/01/23	835,000	822,500
MN Sartell
Foundation for Health Care:
Series 1999 A,
6.625% 09/01/29	2,000,000	2,062,080
Series 2001 A,
8.000% 09/01/30	1,000,000	1,098,490
NY Dutchess County Industrial Development Agency
Elant Fishkill, Inc.,
Series 2007 A,
5.250% 01/01/37	1,400,000	1,405,516
PA Chester County Industrial Development Authority
Pennsylvania Nursing Home,
Series 2002,
8.500% 05/01/32	385,000	401,232
PA Delaware County Industrial Development Authority
Care Institute-Main Line LLC,
Series 2005,
9.000% 08/01/31	50,000	40,331
WI Health & Educational Facilities Authority
Series 2003 A,
8.500% 11/01/33	3,535,000	3,560,487
Nursing Homes Total		23,613,143
HEALTH CARE TOTAL		238,256,442
HOUSING – 12.9%
Assisted Living/Senior – 2.1%
DE Kent County
Heritage at Dover,
Series 1999, AMT,
7.625% 01/01/30	2,320,000	2,145,861
FL St. Johns County Industrial Development Authority
St. John’s County Welfare,
Series 2007 A:
5.200% 10/01/27	1,130,000	1,142,679
5.250% 10/01/41	1,400,000	1,409,996

	Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Assisted Living/Senior – (continued)
GA Columbus Housing Authority
The Gardens at Calvary Project,
Series 1999,
7.000% 11/15/29	2,000,000	1,974,640
GA Jefferson Development Authority
Sumner Smith Facility,
Series 2007 A, AMT,
5.875% 08/01/38	2,360,000	2,366,466
MN Roseville
Care Institute, Inc.,
Series 1993,
7.750% 11/01/23	1,270,000	1,128,306
NC Medical Care Commission
DePaul Community Facilities, Inc.:
Series 1998,
6.125% 01/01/28	750,000	739,627
Series 1999,
7.625% 11/01/29	1,880,000	1,967,984
NY Huntington Housing Authority
Gurwin Jewish Senior Center,
Series 1999 A:
5.875% 05/01/19	1,900,000	1,946,626
6.000% 05/01/29	625,000	642,250
NY Mount Vernon Industrial Development Agency
Wartburg Senior Housing, Inc.,
Series 1999,
6.200% 06/01/29	1,000,000	1,015,320
NY Suffolk County Industrial Development Agency
Gurwin Jewish Phase II,
Series 2004,
6.700% 05/01/39	500,000	542,155
OR Clackamas County Hospital Facility Authority
Robison Jewish Home,
Series 2005,
5.250% 10/01/27	700,000	706,853
Assisted Living/Senior Total		17,728,763
Multi-Family – 5.3%
CA Statewide Communities Development Authority
Series 2005, AMT,
Guarantor: GNMA
5.050% 01/20/41	5,000,000	5,118,900
DC Housing Finance Agency
FDS Residential II LP,
Series 2004, AMT,
Insured: FHA
4.850% 06/01/35	1,460,000	1,466,658

	Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – (continued)
DE Wilmington
Electra Arms Senior Association,
Series 1998, AMT,
6.250% 06/01/28	895,000	890,588
FL Broward County Housing Finance Authority
Chaves Lake Apartments Ltd.,
Series 2000 A, AMT,
7.500% 07/01/40	1,250,000	1,325,350
FL Capital Trust Agency
Atlantic Housing Foundation, Inc.,
Series 2005 C,
5.875% 01/01/28	1,500,000	1,526,415
FL Clay County Housing Finance Authority
Breckenridge Commons Ltd.,
Series 2000 A, AMT,
7.450% 07/01/40	1,220,000	1,286,588
MA Housing Finance Agency
Series 2004 A, AMT,
Insured: FSA
5.250% 07/01/25	5,000,000	5,155,300
Series 2005 E, AMT,
5.000% 12/01/28	750,000	770,617
ME Housing Authority
Series 2005 A-2, AMT,
4.950% 11/15/27	2,500,000	2,524,675
MN Minneapolis Student Housing
Riverton Community Housing, Inc.,
Series 2006 A,
5.700% 08/01/40	1,600,000	1,612,768
MN Washington County Housing & Redevelopment Authority
Cottages of Aspen,
Series 1992, AMT,
9.250% 06/01/22	430,000	432,825
MN White Bear Lake
Birch Lake Townhomes,
Series 1989 A,
9.750% 07/15/19	750,000	711,375
NC Durham Housing Authority
Magnolia Pointe Apartments,
Series 2005, AMT,
5.650% 02/01/38	3,500,000	3,487,120
NC Medical Care Commission
ARC Project,
Series 2004 A,
5.800% 10/01/34	1,550,000	1,674,837
NM Mortgage Finance Authority
Series 2005 E, AMT,
Insured: FHA
4.800% 09/01/40	1,200,000	1,188,120

	Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – (continued)
NY New York City Housing Development Corp.
Series 2005 F-1,
4.650% 11/01/25	2,750,000	2,806,512
OH Montgomery County
Heartland of Centerville LLC,
Series 2005, AMT,
Insured: FHLMC
4.950% 11/01/35	750,000	764,580
OR Housing & Community Services Department
Series 2005 A, AMT,
Insured: FHA
4.850% 07/01/35	1,755,000	1,761,406
Resolution Trust Corp.
Pass-Through Certificates,
Series 1993 A,
8.500% 12/01/16(f)	455,481	451,013
TX El Paso County Housing Finance Corp.
American Village Communities:
Series 2000 C,
8.000% 12/01/32	570,000	588,434
Series 2000 D,
10.000% 12/01/32	675,000	699,563
VA Fairfax County Redevelopment & Housing Authority
Cedar Ridge Project,
Series 2007, AMT,
Insured: FHA
4.700% 04/01/27	3,000,000	2,984,610
WA Seattle Housing Authority
High Rise Rehabilitation Phase I LP,
Series 2005, AMT,
Insured: FSA
5.000% 11/01/25	1,000,000	1,021,660
WA Tacoma Housing Authority
Redwood,
Series 2005, AMT,
Guarantor: GNMA
5.050% 11/20/37	3,000,000	3,063,030
Multi-Family Total		43,312,944
Single-Family – 5.5%
AR Development Finance Authority
Series 2005 D, AMT,
Guarantor: GNMA
4.750% 07/01/35	240,000	238,138
Series 2007 B, AMT,
Guarantor: GNMA
4.580% 07/01/22(c)	2,795,000	2,810,093
CO Housing & Finance Authority
Series 1995 D-1, AMT,
7.375% 06/01/26	45,000	46,295

	Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
Series 1997 A-2, AMT,
7.250% 05/01/27	35,000	35,074
FL Housing Finance Corp.
Series 2006 1, AMT,
Guarantor: GNMA
4.850% 07/01/37	2,000,000	2,009,040
MA Housing Finance Agency
Series 2005 A, AMT,
5.200% 06/01/36	1,500,000	1,544,460
Series 2006 122, AMT,
4.875% 12/01/37	3,970,000	3,989,651
MN Housing Finance Agency
Series 2006I, AMT,
5.000% 07/01/21	1,350,000	1,394,348
MN Minneapolis St. Paul Housing Finance Board
Series 2006, AMT,
Insured: GNMA
5.000% 12/01/38	2,741,130	2,785,975
MT Board of Housing
Series 2005 A, AMT,
5.000% 06/01/36	960,000	974,381
NC Housing Finance Agency
Series 2006 23-A, AMT,
4.800% 01/01/37	2,500,000	2,497,450
NJ Housing & Mortgage Finance Agency
Series 2005 M, AMT,
5.000% 10/01/36	1,870,000	1,905,810
OK Housing Finance Agency
Series 2006 C, AMT,
Guarantor: GNMA
5.000% 09/01/26	2,000,000	2,046,840
Series 2006, AMT,
Guarantor: GNMA
4.850% 09/01/37	2,410,000	2,417,832
PA Housing Finance Agency
Series 2005 90-A, AMT,
4.700% 10/01/25	1,480,000	1,486,497
PA Pittsburgh Urban Redevelopment Authority
Series 2006 A, AMT,
Guarantor: GNMA
5.000% 10/01/36	1,750,000	1,780,310
RI Housing & Mortgage Finance Corp.
Series 2005, AMT,
4.750% 10/01/30	4,000,000	4,002,360
TN Housing Development Agency
Series 2006,
5.000% 07/01/21	1,425,000	1,472,852
Series 2007-1, AMT,
4.650% 07/01/27	2,000,000	1,994,660

	Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
TX Affordable Housing Corp.
Series 2005 A, AMT,
Guarantor: GNMA
5.100% 09/01/39	3,300,000	3,416,886
UT Utah Housing Corp.
Series 2006, AMT:
4.850% 07/01/26	1,000,000	1,013,340
4.950% 07/01/37	2,000,000	2,022,180
VA Housing Development Authority
Series 2005 A, AMT,
5.000% 01/01/31	1,500,000	1,528,275
WA Housing Finance Commission
Single Family Program,
Series 2006 5a,
Guarantor: GNMA,
4.900% 06/01/37	2,000,000	2,009,400
Single-Family Total		45,422,147
HOUSING TOTAL		106,463,854
INDUSTRIALS – 5.5%
Food Products – 0.4%
MI Strategic Fund
Imperial Holly Corp.:
Series 1998 A,
6.250% 11/01/15	1,000,000	1,031,180
Series 1998 C, AMT,
6.550% 11/01/25	1,500,000	1,537,710
OH Toledo Lucas County Port Authority
Cargill, Inc. Project,
Series 2004 A,
4.800% 03/01/22	500,000	511,085
Food Products Total		3,079,975
Forest Products & Paper – 1.3%
AL Camden Industrial Development Board
Weyerhaeuser Co.,
Series 2003 B, AMT,
6.375% 12/01/24	275,000	301,667
AL Courtland Industrial Development Board
International Paper Co.:
Series 2003 B, AMT,
6.250% 08/01/25	2,000,000	2,181,740
Series 2005 A,
5.200% 06/01/25	1,000,000	1,034,760
AL Phenix City Industrial Development Board
Meadwestvaco Corp.,
Series 2002 A, AMT,
6.350% 05/15/35	1,000,000	1,072,050

	Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Forest Products & Paper – (continued)
AR Camden Environmental Improvement Authority
International Paper Co.,
Series 2004 A, AMT,
5.000% 11/01/18	250,000	257,140
GA Rockdale County Development Authority
Visy Paper, Inc.,
Series 1993, AMT,
7.500% 01/01/26	2,800,000	2,807,084
MS Lowndes County
Weyerhaeuser Co.:
Series 1992 A,
6.800% 04/01/22	1,995,000	2,431,965
Series 1992 B,
6.700% 04/01/22	230,000	278,010
VA Bedford County Industrial Development Authority
Nekoosa Packaging Corp.,
Series 1998, AMT,
5.600% 12/01/25	400,000	403,600
Forest Products & Paper Total		10,768,016
Manufacturing – 0.5%
IL Will-Kankakee Regional Development Authority
Flanders Corp.,
Series 1997, AMT,
6.500% 12/15/17	700,000	712,299
KS Wichita Airport Authority
Cessna Citation Service Center,
Series 2002 A, AMT,
GTY AGMT: Textron, Inc.
6.250% 06/15/32	1,875,000	2,004,338
MS Business Finance Corp.
Northrop Grumman Ship Systems, Inc.,
Series 2006,
4.550% 12/01/28	1,500,000	1,492,950
Manufacturing Total		4,209,587
Metals & Mining – 0.3%
NV Department of Business & Industry
Wheeling-Pittsburgh Steel Corp.,
Series 1999 A, AMT,
8.000% 09/01/14(f)	380,000	395,462
VA Greensville County Industrial Development Authority
Wheeling-Pittsburgh Steel Corp.,
Series 1999 A, AMT,
7.000% 04/01/14	2,100,000	2,100,357
Metals & Mining Total		2,495,819

	Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Oil & Gas – 2.5%
NJ Middlesex County Pollution Control Authority
Amerada Hess Corp.,
Series 2004,
6.050% 09/15/34	285,000	308,592
NV Clark County Industrial Development Authority
Southwest Gas Corp.:
Series 2003 E, AMT,
5.800% 03/01/38	1,750,000	1,861,387
Series 2005 A, AMT,
Insured: AMBAC
4.850% 10/01/35	10,000,000	10,095,800
TX Gulf Coast Industrial Development Authority
Citgo Petroleum,
Series 1998, AMT,
8.000% 04/01/28	875,000	985,451
TX Texas City Industrial Development Corp.
Arco Pipeline Co., Inc.,
Series 1990,
7.375% 10/01/20	2,000,000	2,569,580
VI Virgin Islands Public Finance Authority
Hovensa LLC:
Series 2003, AMT,
6.125% 07/01/22	875,000	964,434
Series 2004, AMT,
5.875% 07/01/22	1,000,000	1,091,960
Series 2007, AMT,
4.700% 07/01/22	2,000,000	2,005,540
VI Virgin Islands
Hovensa LLC,
Series 2002, AMT,
6.500% 07/01/21	125,000	140,738
Oil & Gas Total		20,023,482
Other Industrial Development Bonds – 0.5%
NJ Economic Development Authority
GMT Realty LLC,
Series 2006 B, AMT,
6.875% 01/01/37	4,000,000	4,361,400
Other Industrial Development Bonds Total		4,361,400
INDUSTRIALS TOTAL		44,938,279
OTHER – 10.9%
Other – 0.4%
NJ Economic Development Authority
Motor Vehicle Commission,
Series 2003 A,

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Other – (continued)
Insured: MBIA
(a) 07/01/14	2,500,000	1,878,475
PR Commonwealth of Puerto Rico Government Development Bank
Series 2006 B,
5.000% 12/01/15	1,250,000	1,339,050
Other Total		3,217,525
Pool/Bond Bank – 0.4%
OH Cleveland-Cuyahoga County Port Authority
Series 2004 E,
5.600% 05/15/25	530,000	555,260
Series 2005 B,
5.125% 05/15/25	750,000	764,880
OH Summit County Port Authority
Seville Project,
Series 2005 A,
5.100% 05/15/25	490,000	497,129
SD Economic Development Finance Authority
Davis Family Sodak,
Series 2004 4-A, AMT,
6.000% 04/01/29	1,400,000	1,450,092
Pool/Bond Bank Total		3,267,361
Refunded/Escrowed(g) – 7.4%
CA ABAG Finance Authority for Nonprofit Corps.
Eskaton Gold River Lodge,
Series 1998,
Pre-refunded 11/15/08:
6.375% 11/15/15	540,000	567,821
6.375% 11/15/28	550,000	584,617
CA Golden State Tobacco Securitization Corp.
Series 2003 B,
Pre-refunded 06/01/13,
5.500% 06/01/43	1,250,000	1,371,000
CA Orange County Community Facilities District
Ladera Ranch,
Series 1999 A,
Pre-refunded 08/15/09,
6.500% 08/15/21	1,000,000	1,081,820
CA Pasadena Community College District
Series 2003 A,
Pre-refunded 06/01/13,
Insured: FGIC
5.000% 06/01/19	1,290,000	1,389,201
CA Statewide Communities Development Authority
Eskaton Village - Grass Valley,
Series 2000,
Pre-refunded 11/15/10,

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(g) – (continued)
8.250% 11/15/31	1,695,000	1,953,572
CO Adams County
Series 1991 B:
Escrowed to Maturity,
11.250% 09/01/11	220,000	285,567
Pre-refunded 09/01/09,
11.250% 09/01/11(h)	325,000	380,354
Pre-refunded 09/01/10,
11.250% 09/01/11	360,000	444,568
CO Department of Transportation
Series 2001,
Pre-refunded 12/15/08,
Insured: MBIA:
5.500% 06/15/14(i)	6,000,000	6,473,280
5.500% 06/15/15(i)	4,000,000	4,315,520
CO E-470 Public Highway Authority
Series 2000 B,
Pre-refunded 09/01/10,
(a) 09/01/35	17,500,000	2,349,200
FL Capital Projects Finance Authority
Glenridge on Palmer Ranch,
Series 2002 A,
Pre-refunded 06/01/12,
8.000% 06/01/32	1,250,000	1,494,287
FL Northern Palm Beach County Improvement District
Series 1999,
Pre-refunded 08/01/09,
Insured: MBIA:
5.900% 08/01/19	500,000	529,885
6.000% 08/01/29	750,000	796,492
FL Orange County Health Facilities Authority
Orlando Regional Health Care System:
Series 1999 E,
Pre-refunded 10/01/09,
6.000% 10/01/26	20,000	21,263
Series 2002,
Pre-refunded 12/01/12,
5.750% 12/01/32	350,000	384,871
FL Tampa Bay Water Utility Systems
Series 1991 I,
Pre-refunded 10/01/11,
Insured: FGIC
6.932% 10/01/23(f)(j)	7,500,000	8,756,475
GA Forsyth County Hospital Authority
Georgia Baptist Health Care System,
Series 1998,
Escrowed to Maturity,
6.000% 10/01/08	330,000	336,409

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(g) – (continued)
GA Municipal Electric Authority
Series 1991 V:
Escrowed to Maturity,
6.600% 01/01/18	690,000	827,469
Pre-refunded 01/01/13,
6.600% 01/01/18	75,000	87,344
IA Finance Authority
Care Initiatives,
Series 1996,
Pre-refunded 07/01/11,
9.250% 07/01/25	465,000	568,337
IL Development Finance Authority
Latin School of Chicago,
Series 1998,
Pre-refunded 08/01/08,
5.650% 08/01/28	1,725,000	1,766,779
IL Health Facilities Authority
Lutheran Senior Ministries,
Series 2001 A,
Pre-refunded 08/15/11,
7.375% 08/15/31	1,300,000	1,500,187
IL University of Illinois
Series 2001 A,
Pre-refunded 08/15/11,
Insured: AMBAC
5.500% 08/15/16	1,425,000	1,528,854
MA Development Finance Agency
Western New England College,
Series 2002,
Pre-refunded 12/01/12,
6.125% 12/01/32	300,000	338,928
MA Health & Educational Facilities Authority
Milford-Whitinsville Regional Hospital,
Series 2002 D,
Pre-refunded 07/15/12,
6.350% 07/15/32	1,715,000	1,933,268
MN Carlton
Inter-Faith Social Services, Inc.,
Series 2000,
Pre-refunded 04/01/10,
7.500% 04/01/19	250,000	276,395
NC Eastern Municipal Power Agency
Series 1991 A,
Escrowed to Maturity,
6.500% 01/01/18	3,320,000	4,075,267
NC Lincoln County
Lincoln County Hospital,
Series 1991,
Escrowed to Maturity,
9.000% 05/01/07	45,000	45,173
NH Health & Educational Facilities Authority
Catholic Medical Center,
Series 2002 A,
Pre-refunded 7/01/12,

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(g) – (continued)
6.125% 07/01/32	350,000	390,383
NJ Economic Development Authority
Seabrook Village, Inc.,
Series 2000 A,
8.250% 11/15/30	1,625,000	1,881,717
NM Red River Sports Facility
Red River Ski Area,
Series 1998,
Escrowed to Maturity,
6.450% 06/01/07	50,000	50,087
NV Henderson
St. Rose Dominican Hospital,
Series 1998 A,
Pre-refunded 07/01/08,
5.375% 07/01/26	180,000	184,718
NY Convention Center Operating Corp.
Yale Building Project,
Series 2003,
Escrowed to Maturity,
(a) 06/01/08	2,100,000	2,012,913
NY Dormitory Authority
Memorial Sloan-Kettering Cancer Center,
Series 2003:
Escrowed to Maturity,
Insured: MBIA:
(a) 07/01/25	3,600,000	1,661,904
(a) 07/01/26	4,400,000	1,936,000
NY New York
Series 1995 B,
Escrowed to Maturity,
7.250% 08/15/07	140,000	141,837
PA Lancaster Industrial Development Authority
Garden Spot Village,
Series 2000 A,
Pre-refunded 05/01/10,
7.625% 05/01/31	825,000	925,122
TN Shelby County Health, Educational & Housing Facilities Board
Open Arms Development Centers:
Series 1992 A,
Pre-refunded 08/01/07,
9.750% 08/01/19	260,000	277,287
Series 1992 C,
Pre-refunded 08/01/07,
9.750% 08/01/19	260,000	277,287
WA Health Care Facilities Authority
Kadlec Medical Center,
Series 2001,
Pre-refunded 12/01/10,
Insured: RAD

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(g) – (continued)
5.875% 12/01/21	600,000	644,358
WI Health & Educational Facilities Authority
Attic Angel Obligated Group,
Series 1998,
Pre-refunded 11/17/08,
5.750% 11/15/27	2,125,000	2,227,170
Wheaton Franciscan Services,
Series 2002,
Pre-refunded 02/15/12,
5.750% 08/15/30	1,050,000	1,152,469
WV Hospital Finance Authority
Charleston Area Medical Center,
Series 2000,
Pre-refunded 09/01/10,
6.750% 09/01/30	925,000	1,022,957
Refunded/Escrowed Total		61,250,412
Tobacco – 2.7%
CA Golden State Tobacco Securitization Corp.
Series 2003 A-1:
6.250% 06/01/33	2,850,000	3,153,041
6.750% 06/01/39	200,000	233,024
Series 2007 A-1,
5.750% 06/01/47	2,100,000	2,231,082
CA Silicon Valley Tobacco Securitization Authority
Series 2007 A,
(a) 06/01/36	3,000,000	588,420
IA Tobacco Settlement Authority
Series 2005 C,
5.625% 06/01/46	3,000,000	3,135,720
LA Tobacco Settlement Financing Corp.
Series 2001 B,
5.875% 05/15/39	1,000,000	1,067,800
NJ Tobacco Settlement Financing Corp.
Series 2003,
6.750% 06/01/39	2,000,000	2,328,800
Series 2007 1C,
(a) 06/01/41	7,500,000	1,063,875
NY Nassau County Tobacco Settlement Corp.
Series 2006,
(a) 06/01/60	25,000,000	905,750
NY TSASC, Inc.
Series 2006 1,
5.125% 06/01/42	3,250,000	3,309,507
PR Commonwealth of Puerto Rico Children’s Trust Fund
Series 2005 B,

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Tobacco – (continued)
(a) 05/15/55	25,000,000	916,500
SC Tobacco Settlement Management Authority
San Diego County Tobacco,
Series 2001 B,
6.375% 05/15/28	1,000,000	1,080,370
VA Tobacco Settlement Financing Corp.
Series 2005,
5.625% 06/01/37	2,000,000	2,138,160
Tobacco Total		22,152,049
OTHER TOTAL		89,887,347
OTHER REVENUE – 2.6%
Hotels – 1.2%
MD Economic Development Corp.
Chesapeake Bay Conference Center, Refunding,
Series 2006 A,
5.000% 12/01/31	2,250,000	2,264,827
NJ Middlesex County Improvement Authority
Heldrich Associates LLC:
Series 2005 B,
6.250% 01/01/37	4,250,000	4,394,330
Series 2005 C,
8.750% 01/01/37	1,250,000	1,267,588
TX San Antonio Convention Hotel Finance Corp.
Hotel Investments LP,
Series 2005 A, AMT,
Insured: AMBAC
5.000% 07/15/34	1,500,000	1,549,230
Hotels Total		9,475,975
Recreation – 1.1%
CA Agua Caliente Band Cahuilla Indians
Series 2003,
6.000% 07/01/18	1,000,000	1,083,540
CA Cabazon Band Mission Indians
Series 2004:
8.375% 10/01/15(f)	485,000	512,422
8.750% 10/01/19(f)	1,800,000	1,900,692
CT Mashantucket Western Pequot Tribe
Series 1999 B,
(a) 09/01/15(f)	2,000,000	1,324,300
CT Mohegan Tribe Gaming Authority
Series 2001,
6.250% 01/01/31(f)	475,000	504,616

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER REVENUE – (continued)
Recreation – (continued)
IL Finance Authority Sports Facility
Leafs Hockey Club Project,
Series 2007 A,
6.000% 03/01/37	1,000,000	997,430
NY Liberty Development Corp.
National Sports Museum,
Series 2006 A,
6.125% 02/15/19(f)	1,250,000	1,307,213
OR Cow Creek Band Umpqua Tribe of Indians
Series 2006 C,
5.625% 10/01/26(f)	1,700,000	1,734,850
Recreation Total		9,365,063
Retail – 0.3%
LA Beauregard Parish
Office Max,
Series 2002,
6.800% 02/01/27	1,750,000	1,947,050
OH Lake County
North Madison Properties,
Series 1993,
8.819% 09/01/11	375,000	377,216
Retail Total		2,324,266
OTHER REVENUE TOTAL		21,165,304
RESOURCE RECOVERY – 1.4%
Disposal – 0.7%
FL Lee County Solid Waste Systems
Series 2006 A, AMT,
Insured: AMBAC
5.000% 10/01/17	2,010,000	2,143,042
OH Solid Waste
Republic Services, Inc.,
Series 2004, AMT,
4.250% 04/01/33	2,000,000	1,959,660
UT Carbon County
Laidlaw Environmental,
Series 1997 A, AMT,
7.450% 07/01/17	1,500,000	1,540,320
Disposal Total		5,643,022
Resource Recovery – 0.7%
MA Development Finance Agency
Ogden Haverhill Associates,
Series 1999 A, AMT,
6.700% 12/01/14	750,000	803,250
MA Industrial Finance Agency
Ogden Haverhill Associates,
Series 1998 A, AMT:
5.500% 12/01/13	500,000	518,395
5.600% 12/01/19	1,000,000	1,036,710

	Par ($)	Value ($)
Municipal Bonds – (continued)
RESOURCE RECOVERY – (continued)
Resource Recovery – (continued)
NY Niagara County Industrial Development Agency
American REF-Fuel Co., LLC,
Series 2001 A, AMT,
5.450% 11/15/26	1,000,000	1,052,040
PA Delaware County Industrial Development Authority
American REF-Fuel Co.,
Series 1997 A,
6.200% 07/01/19	2,225,000	2,298,803
Resource Recovery Total		5,709,198
RESOURCE RECOVERY TOTAL		11,352,220
TAX-BACKED – 16.6%
Local Appropriated – 1.6%
CA Compton
Civic Center & Capital Improvements,
Series 1997 A,
5.500% 09/01/15	1,500,000	1,538,550
CA Southeast Resource Recovery Facilities Authority
Series 2003 B, AMT,
Insured: AMBAC
5.375% 12/01/18	2,000,000	2,128,160
MN Andover Economic Development Authority
Andover Community Center,
Series 2004,
5.200% 02/01/34	750,000	787,755
MO St. Louis Industrial Development Authority
St. Louis Convention Center,
Series 2000,
Insured: AMBAC
(a) 07/15/18	3,000,000	1,879,350
SC Berkeley County School District
Series 2003,
5.000% 12/01/28	2,000,000	2,063,920
SC Dorchester County School District No. 2
Series 2004,
5.250% 12/01/29	1,000,000	1,056,760
SC Lancaster Educational Assistance Program
Lancaster County School District,
Series 2004,
5.000% 12/01/26	1,350,000	1,393,294
SC Laurens County School District No. 55
Series 2005,
5.250% 12/01/30	1,400,000	1,479,744

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
SC Newberry County School District
Series 2005,
5.000% 12/01/30	750,000	774,998
Local Appropriated Total		13,102,531
Local General Obligations – 2.5%
CA Empire Union School District
Series 1987-1 A,
Insured: AMBAC
(a) 10/01/21	1,665,000	894,538
CA Los Angeles Community College District
Series 2003 B,
Insured: FSA
5.000% 08/01/19	2,000,000	2,138,560
CA Los Angeles Unified School District
Series 1997 E,
Insured: MBIA
5.125% 01/01/27	3,800,000	4,078,654
Series 2002 E,
Insured: MBIA
5.750% 07/01/16	800,000	922,376
CA Modesto High School District
Series 2002 A,
Insured: FGIC
(a) 08/01/19	2,650,000	1,577,386
CO Northwest Metropolitan District No. 3
Series 2005,
6.250% 12/01/35	1,000,000	1,060,560
CO Red Sky Ranch Metropolitan District
Series 2003,
6.050% 12/01/33	1,000,000	1,043,020
IL Hoffman Estates Park District
Series 2004,
5.250% 12/01/23	1,000,000	1,059,430
NJ Bergen County Improvement Authority
Series 2005,
5.000% 11/15/24	1,800,000	1,999,404
NY New York City
Series 1995 B,
7.250% 08/15/07	860,000	870,922
Series 2003 J,
5.500% 06/01/18	1,500,000	1,625,265
OH Dublin City School District
Series 2003,
Insured: FSA
5.000% 12/01/20	2,450,000	2,612,655
TX Dallas County Flood Control District
Series 2002,

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
7.250% 04/01/32	1,000,000	1,065,840
Local General Obligations Total		20,948,610
Special Non-Property Tax – 3.2%
IL Bolingbrook
Sales Tax Revenue,
Series 2005,
(k) 01/01/24
(6.250% 01/01/08)	1,500,000	1,490,475
KS Wyandotte County
Series 2005 B,
5.000% 12/01/20	625,000	649,919
Series 2006,
4.875% 10/01/28	2,100,000	2,096,955
NJ Economic Development Authority
Cigarette Tax,
Series 2004:
5.500% 06/15/31	315,000	333,846
5.750% 06/15/29	1,000,000	1,080,810
NY Thruway Authority
Series 2003 A,
Insured: MBIA
5.000% 03/15/20	3,500,000	3,723,930
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2003 AA,
Insured: MBIA:
5.500% 07/01/18	1,225,000	1,399,673
5.500% 07/01/19	2,320,000	2,661,620
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 C,
Insured: AMBAC
5.500% 07/01/24	11,000,000	12,860,650
Special Non-Property Tax Total		26,297,878
Special Property Tax – 5.7%
CA Carson Improvement Bond Act 1915
Series 1992,
7.375% 09/02/22	125,000	126,961
CA Huntington Beach Community Facilities District
Grand Coast Resort,
Series 2001-1,
6.450% 09/01/31	1,250,000	1,341,337
CA Irvine Improvement Bond Act 1915
No. 00-18-GRP 3,
Series 2003,
5.550% 09/02/26	500,000	516,070

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
CA Lincoln Community Facilities District No. 2003-1
Series 2004:
5.750% 09/01/20	455,000	476,394
5.900% 09/01/24	455,000	474,993
CA Oakdale Public Financing Authority
Central City Redevelopment Project,
Series 2004,
5.375% 06/01/33	2,000,000	2,103,600
CA Oceanside Community Development Commission
Downtown Redevelopment Project,
Series 2003,
5.700% 09/01/25	500,000	535,295
CA Orange County Community Facilities District
Ladera Ranch,
Series 2003 A,
5.550% 08/15/33	1,000,000	1,026,820
CA Orange County Improvement Bond Act 1915
Phase IV, No. 01-1-B,
Series 2003,
5.750% 09/02/33	1,000,000	1,032,560
CA Redwood City Community Facilities District No. 1
Series 2003 B,
6.000% 09/01/33	700,000	732,284
CA Temecula Valley Unified School District No. 1
Series 2003,
6.125% 09/01/33	600,000	614,268
FL Ave Maria Stewardship Community District
Series 2006 A,
5.125% 05/01/38	500,000	500,095
FL Brandy Creek Community Development District
Series 2003 A,
6.350% 05/01/34	975,000	1,033,237
FL Celebration Community Development District
Series 2003 A,
6.400% 05/01/34	980,000	1,041,054
FL Channing Park Development District
Series 2007,
5.300% 05/01/38	1,000,000	981,580
FL Colonial Country Club Community Development District
Series 2003,
6.400% 05/01/33	725,000	775,547

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
FL Double Branch Community Development District
Series 2002 A,
6.700% 05/01/34	685,000	749,822
Series 2003 B,
5.375% 05/01/08	35,000	35,084
FL Islands at Doral Southwest Community Development District
Series 2003,
6.375% 05/01/35	760,000	810,859
FL Lexington Oaks Community Development District
Series 1998 A,
6.125% 05/01/19	250,000	250,193
Series 2000 A,
7.200% 05/01/30	655,000	668,945
Series 2002 A,
6.700% 05/01/33	250,000	267,483
FL Middle Village Community Development District
Series 2004 A,
6.000% 05/01/35	2,000,000	2,091,120
FL Oakmont Grove Community Development District
Series 2007 A,
5.400% 05/01/38	1,200,000	1,195,872
Series 2007 B,
5.250% 05/01/12	1,000,000	999,660
FL Orlando
Conroy Road Interchange,
Series 1998 A:
5.500% 05/01/10	230,000	232,969
5.800% 05/01/26	600,000	612,468
FL Sarasota National Community Development
Series 2003,
5.300% 05/01/39	4,000,000	3,984,920
FL Seven Oaks Community Development District II
Series 2004 A,
5.875% 05/01/35	495,000	509,914
Series 2004 B,
5.000% 05/01/09	495,000	494,594
FL Stoneybrook Community Development District
Series 1998 A,
6.100% 05/01/19	700,000	700,441
FL West Villages Improvement District
Series 2006,

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
5.500% 05/01/37	1,750,000	1,750,297
FL Westchester Community Development District No. 1
Series 2003,
6.125% 05/01/35	800,000	840,336
FL Westridge Community Development District
Series 2005,
5.800% 05/01/37	2,750,000	2,834,095
GA Atlanta
Series 2005 B,
5.600% 01/01/30	1,000,000	1,040,280
IL Annawan Tax Increment Revenue
Patriot Renewable Fuels LLC,
Series 2007,
5.625% 01/01/18	1,500,000	1,490,730
IL Chicago
Pilsen Redevelopment,
Series 2004 B,
6.750% 06/01/22	1,225,000	1,325,732
IL Du Page County Special Service Area No. 31
Series 2006,
5.625% 03/01/36	750,000	784,200
IL Lincolnshire Special Services Area No. 1
Sedgebrook Project,
Series 2004,
6.250% 03/01/34	750,000	793,485
IL Plano Special Service Area No. 4
Series 2005 5-B,
6.000% 03/01/35	3,000,000	3,021,300
IL Volo Village Special Service Area No. 3
Series 2006-1,
6.000% 03/01/36	2,000,000	2,046,380
IN City of Portage
Series 2006,
5.000% 07/15/23	700,000	716,674
MI Pontiac Tax Increment Finance Authority
Development Area No. 3,
Series 2002,
6.375% 06/01/31	1,000,000	1,070,330
MO Fenton
Tax Increment Revenue,
Series 2006,
4.500% 04/01/21	500,000	503,780
MO Riverside
Tax Increment Revenue,
Series 2004,

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
5.250% 05/01/20	1,275,000	1,319,064
Special Property Tax Total		46,453,122
State Appropriated – 1.0%
CA Public Works Board
Department of Mental Health, Coalinga State Hospital,
Series 2004 A,
5.500% 06/01/19	1,000,000	1,100,220
LA Military Department
Custody Receipts,
Series 2006,
5.000% 08/01/24	4,330,000	4,503,330
NY Triborough Bridge & Tunnel Authority
Javits Convention Center,
Series 1990 E,
7.250% 01/01/10	975,000	1,028,381
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2004 A,
5.750% 08/01/27	1,465,000	1,569,748
State Appropriated Total		8,201,679
State General Obligations – 2.6%
CA State
Series 2003:
5.250% 02/01/18	2,000,000	2,208,720
5.250% 02/01/20	2,000,000	2,221,320
5.250% 02/01/23	800,000	894,424
MA Bay Transportation Authority
Series 1992 B,
Insured: MBIA
6.200% 03/01/16	5,825,000	6,648,946
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
Insured: FSA,
5.500% 07/01/18	2,440,000	2,787,920
Series 2004 A,
5.000% 07/01/30	1,390,000	1,452,508
Series 2006 B,
5.000% 07/01/35	5,000,000	5,214,100
State General Obligations Total		21,427,938
TAX-BACKED TOTAL		136,431,758
TRANSPORTATION – 6.1%
Air Transportation – 1.8%
CA Los Angeles Regional Airports Improvement Corp.
American Airlines, Inc.,
Series 2000 C, AMT,

	Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Air Transportation – (continued)
7.500% 12/01/24	400,000	457,396
FL Capital Trust Agency
Air Cargo-Orlando,
Series 2003, AMT,
6.750% 01/01/32	650,000	700,349
IN Indianapolis Airport Authority
Fed Ex Corp.,
Series 2004, AMT,
5.100% 01/15/17	1,000,000	1,059,550
NC Charlotte/Douglas International Airport
US Airways, Inc.:
Series 1998, AMT,
5.600% 07/01/27	1,500,000	1,528,740
Series 2000, AMT,
7.750% 02/01/28	1,250,000	1,353,700
NJ Economic Development Authority
Continental Airlines, Inc.:
Series 1999, AMT:
6.250% 09/15/19	1,000,000	1,033,550
6.250% 09/15/29	500,000	516,775
Series 2003, AMT,
9.000% 06/01/33	1,000,000	1,238,600
NY New York City Industrial Development Agency
American Airlines, Inc.,
Series 2005, AMT,
7.750% 08/01/31	1,000,000	1,209,180
Terminal One Group Association LP,
Series 2005, AMT,
5.500% 01/01/21	1,250,000	1,354,575
PA Philadelphia Authority for Industrial Development
Aero Philadelphia,
Series 1999, AMT:
5.250% 01/01/09	140,000	140,682
5.500% 01/01/24	1,000,000	1,011,180
TX Dallas-Fort Worth International Airport
American Airlines, Inc.,
Series 2000 A, AMT,
9.000% 05/01/29	2,250,000	2,770,357
TX Houston Industrial Development Corp.
United Parcel Service,
Series 2002, AMT,
6.000% 03/01/23	970,000	1,024,417
Air Transportation Total		15,399,051
Airports – 1.5%
CA Burbank Glendale Pasadena Airport Authority
Series 2005 B, AMT,
Insured: AMBAC
5.000% 07/01/23	1,500,000	1,565,850

	Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Airports – (continued)
DC Metropolitan Washington Airports Authority
Series 2003 A, AMT,
Insured: FGIC
5.000% 10/01/33	1,500,000	1,554,705
GA Augusta Airport
Series 2005,
5.150% 01/01/35	600,000	618,984
NC Charlotte/Douglas International Airport
Series 1999, AMT,
Insured: MBIA
6.000% 07/01/24(h)(i)	8,000,000	8,413,120
Airports Total		12,152,659
Ports – 1.3%
WA Port of Seattle
Series 2000 B, AMT,
Insured: MBIA
6.000% 02/01/10(i)	2,500,000	2,649,025
Series 2000 B, AMT,
Insured: MBIA
6.000% 02/01/11(i)	7,500,000	8,080,050
Ports Total		10,729,075
Toll Facilities – 1.0%
CO E-470 Public Highway Authority
Series 2000 B,
Insured: MBIA
(a) 09/01/18	4,000,000	2,480,920
CO Northwest Parkway Public Highway Authority
Series 2001 D,
7.125% 06/15/41	2,750,000	2,959,715
NY Thruway Authority
Second General Highway & Bridge Trust Fund,
Series 2005 B,
Insured: AMBAC
5.500% 04/01/20	2,310,000	2,658,648
Toll Facilities Total		8,099,283
Transportation – 0.5%
NV Department of Business & Industry
Las Vegas Monorail Co.,
Series 2000,

	Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – (continued)
7.375% 01/01/40	3,750,000	3,951,788
Transportation Total		3,951,788
TRANSPORTATION TOTAL		50,331,856
UTILITIES – 11.2%
Independent Power Producers – 1.1%
NY Port Authority of New York & New Jersey
KIAC Partners,
Series 1996 IV, AMT:
6.750% 10/01/11	3,000,000	3,033,750
6.750% 10/01/19	120,000	121,435
OR Western Generation Agency
Wauna Cogeneration Project,
Series 2006 A,
5.000% 01/01/20	1,000,000	1,034,700
PA Carbon County Industrial Development Authority
Panther Creek Partners,
Series 2000, AMT,
6.650% 05/01/10	725,000	754,682
PA Economic Development Financing Authority
Colver Project,
Series 2005, AMT,
5.125% 12/01/15	825,000	835,972
Northampton Generating,
Series 1994 A, AMT,
6.500% 01/01/13	3,000,000	3,035,640
Independent Power Producers Total		8,816,179
Investor Owned – 6.3%
AZ Maricopa County Pollution Control Corp.
Southern California Edison Co.,
Series 2000 A,
2.900% 06/01/35	1,000,000	976,680
CA Chula Vista Industrial Development Authority
San Diego Gas & Electric Co.,
Series 1996 B, AMT,
5.500% 12/01/21	1,275,000	1,396,405
FL Polk County Industrial Development Authority
Tampa Electric Co.,
Series 1996, AMT,
5.850% 12/01/30	1,500,000	1,531,980
HI Department of Budget & Finance
Hawaiian Electric Co.,
Series 2007 B, AMT,
Insured: FGI
4.600% 05/01/26	5,000,000	4,944,100

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
IL Development Finance Authority
Peoples Gas Light & Coke Co.,
Series 2003 E, AMT,
Insured: AMBAC
4.875% 11/01/38	2,500,000	2,562,825
IN Petersburg
Indianapolis Power & Light Co.,
Series 1991,
5.750% 08/01/21	1,000,000	1,050,790
LA Calcasieu Parish Industrial Development Board
Entergy Gulf States, Inc.,
Series 1999,
5.450% 07/01/10	500,000	500,345
LA West Feliciana Parish
Entergy Gulf States, Inc.,
Series 1999 B,
6.600% 09/01/28	250,000	251,070
MS Business Finance Corp.
Systems Energy Resources, Inc. Project,
Series 1999,
5.900% 05/01/22	1,500,000	1,503,960
MT Forsyth
Northwestern Corp.,
Series 2006,
Insured: AMBAC
4.650% 08/01/23	3,000,000	3,097,590
Portland General,
Series 1998 A,
5.200% 05/01/33	375,000	383,891
NC Wake County Industrial Facilities & Pollution Control Financing Authority
Carolina Power & Light Co.,
Series 2002,
5.375% 02/01/17	2,000,000	2,119,840
NH Business Finance Authority
Public Service Co.,
Series 2006 B, AMT,
Insured: MBIA
4.750% 05/01/21	7,250,000	7,392,970
NM Farmington
Tucson Electric Power Co.,
Series 1997 A,
6.950% 10/01/20	2,000,000	2,065,260
NV Clark County Industrial Development Authority
Nevada Power Co.:
Series 1995 B, AMT,
5.900% 10/01/30	2,135,000	2,144,501
Series 1997 A, AMT,
5.900% 11/01/32	750,000	750,255
Southern California Edison Co.,
Series 2000 A, AMT,

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
3.250% 06/01/31	1,000,000	983,690
PA Economic Development Financing Authority
Reliant Energy, Inc.,
Series 2001 A, AMT,
6.750% 12/01/36	800,000	880,296
SC Berkeley County Pollution Control Facilities Authority
South Carolina Generating Co. Project,
Series 2003,
4.875% 10/01/14	1,500,000	1,560,180
TX Brazos River Authority
TXU Energy Co., LLC:
Series 1994, AMT,
5.400% 05/01/29	1,500,000	1,522,950
Series 2001 C, AMT,
5.750% 05/01/36	515,000	528,890
Series 2003 C, AMT,
6.750% 10/01/38	1,180,000	1,292,702
TX Matagorda County Navigation District No. 1
AEP Texas Project,
Series 2005 A,
Insured: AMBAC
4.400% 05/01/30	7,500,000	7,329,525
WY Campbell County
Black Hills Power, Inc.,
Series 2004,
5.350% 10/01/24	3,250,000	3,401,775
WY Converse County
PacifiCorp,
Series 1988,
3.900% 01/01/14	1,500,000	1,456,590
Investor Owned Total		51,629,060
Joint Power Authority – 0.4%
NC Eastern Municipal Power Agency
Series 1991 A,
6.500% 01/01/18	1,680,000	1,976,369
Series 2003 C,
5.375% 01/01/17	1,000,000	1,060,480
Joint Power Authority Total		3,036,849
Municipal Electric – 2.4%
GA Municipal Electric Authority
Series 1991 V,
6.600% 01/01/18	3,300,000	3,829,749
MN Western Municipal Power Agency
Series 2003 B,
Insured: MBIA
5.000% 01/01/15	500,000	540,285

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
NY Long Island Power Authority
Series 1998,
Insured: AMBAC
5.000% 04/01/10	2,000,000	2,076,700
Series 2003 A,
5.000% 06/01/09	2,000,000	2,054,040
PR Electric Power Authority
Series 1998 NN,
5.500% 07/01/20	1,005,000	1,129,047
TX Lower Colorado River Authority
Series 1999 A,
Insured: AMBAC
5.500% 05/15/21	10,000,000	10,450,400
Municipal Electric Total		20,080,221
Water & Sewer — 1.0%
AZ Gilbert Water Resources Municipal Property Corp.
Wastewater Systems & Utilities Revenue,
Series 2004,
4.900% 04/01/19	1,000,000	1,013,570
CA Department of Water Resources
Central Valley Project,
Series 2002 X,
Insured: FGIC
5.500% 12/01/17	1,300,000	1,487,629
FL Key West
Sewer Revenue,
Series 2003,
Insured: FGIC
5.250% 10/01/18	1,000,000	1,080,460
MS V Lakes Utility District
Series 1994,
8.250% 07/15/24(l)	400,000	240,000
NH Industrial Development Authority
Pennichuck Water Works, Inc.,
Series 1988, AMT,
7.500% 07/01/18	375,000	419,831
PA Dauphin County Industrial Development Authority
Dauphin Water Supply Co.,
Series 1992 A, AMT,
6.900% 06/01/24	3,200,000	4,042,208
Water & Sewer Total		8,283,698
UTILITIES TOTAL		91,846,007

Total Municipal Bonds (cost of $782,356,411)		814,254,845

	Par ($)	Value ($)
Municipal Preferred Stocks – 1.0%
HOUSING – 1.0%
Multi-Family – 1.0%
Charter Mac Equity Issuer Trust
AMT:
6.300% 04/30/19(f)	1,000,000	1,128,050
Series 1999,
6.625% 06/30/09(f)	2,000,000	2,096,760
Series 2000,
7.600% 11/30/10(f)	1,500,000	1,653,030
GMAC Municipal Mortgage Trust
AMT:
5.600% 10/31/39(f)	1,000,000	1,060,590
5.700% 10/31/40(f)	1,500,000	1,549,215
MuniMae Trust
AMT,
5.800% 06/30/49(f)	1,000,000	1,072,090
Multi-Family Total		8,559,735
HOUSING TOTAL		8,559,735

Total Municipal Preferred Stocks (cost of $8,000,000)		8,559,735

	Shares
Investment Company – 0.1%
Dreyfus Tax-Exempt Cash Management Fund	644,773	644,773

Total Investment Company (cost of $644,773)		644,773

	Par ($)
Short-Term Obligations – 1.1%
VARIABLE RATE DEMAND NOTES (m) — 1.1%
FL Orange County Health Facilities Authority
Orlando Regional Health Care,
Series 2007 A2,
SPA: Dexia Credit Local
3.780% 10/01/41	500,000	500,000
FL Orange County School Board
Series 2000 B,
SPA: SunTrust Bank N.A.
3.780% 08/01/25	175,000	175,000
FL Pinellas County Health Facility Authority
All Childrens Hospital,
Series 1985,
SPA: Wachovia Bank N.A.
3.800% 12/01/15	200,000	200,000
IA Finance Authority
Village Court Associates,
Series 1985 A,
GTY AGMT: E.I. Dupont De Nemours
3.720% 11/01/15	600,000	600,000

	Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES (m) – (continued)
IN Health Facility Financing Authority
Fayette Memorial Hospital Association, Inc.,
Series 2002 A,
LOC: U.S. Bank N.A.
3.840% 10/01/32	1,595,000	1,595,000
KY Shelby County
Series 2004 A,
LOC: U.S. Bank N.A.
3.770% 09/01/34	490,000	490,000
MN Brooklyn Center
BCC Associates LLC,
Series 2001,
LOC: U.S. Bank N.A.
3.840% 12/01/14	300,000	300,000
MO Health & Educational Facilities Authority
SSM Health Care Corp.,
Series 2005 C-1,
Insured: FSA,
SPA: UBS AG
3.780% 06/01/19	500,000	500,000
MS Jackson County Pollution Control
Chevron Corp.:
Series 1992,
3.780% 12/01/16	500,000	500,000
Series 1993,
3.780% 06/01/23	200,000	200,000
NE Lancaster County Hospital Authority No. 1
Bryanlgh Medical Center,
Series 2002,
SPA: U.S. Bank N.A.
3.790% 06/01/18	700,000	700,000
NY New York City Municipal Water Finance Authority
Series 1995 A,
SPA: Depfa Bank PLC
3.670% 06/15/25	100,000	100,000
TX Bell County Health Facilities Development Corp.
Scott & White Memorial Hospital,
Series 2000 B-1,
SPA: Morgan Guaranty Trust
3.770% 08/15/29	590,000	590,000
UT Carbon County
Refunding Pacificorp,
Series 1994,
LOC: JPMorgan Chase Bank
3.800% 11/01/24	700,000	700,000
WA Economic Development Finance Authority
Gundersen Clinic Ltd.,
Series 1998 H,
LOC: U.S. Bank N.A.

	Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES (m) – (continued)
3.810% 09/01/18	1,500,000	1,500,000
WI Health & Educational Facilities Authority
Gundersen Clinic Ltd.,
Series 2000 A,
SPA: Dexia Credit Local
3.790% 12/01/15	300,000	300,000
VARIABLE RATE DEMAND NOTES TOTAL		8,950,000

Total Short-Term Obligations (cost of $8,950,000)		8,950,000

Total Investments – 101.2% (cost of $799,951,184)(n)(o)		832,409,353

Other Assets & Liabilities, Net – (1.2)%		(9,777,491)

Net Assets – 100.0%		822,631,862

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions such as interest rate, total return, index or currency swaps, consistent with their investment objective and policies to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on interest rate swaps is included in net realized gain/(loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of net assets. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund’s basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Zero coupon bond.

(b)

Denotes a restricted security, which is subject to registration with the SEC or is required to be exempted from such registration prior to resale. At March 31, 2007, the value of these securities amounted to $999,942, which represents 0.1% of net assets.

	Acquisition	Acquisition
Security	Date	Cost
CA Statewide Communities Development Authority Crossroads School of Arts & Sciences, Series 1998,
6.000% 08/01/28	08/21/98	265,000
6.000% 08/01/28	08/31/98	700,000
		$965,000

(c)	Security purchased on a delayed delivery basis.

(d)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At March 31, 2007, the value of these securities amounted to $6,472, which represents less than 0.1% of net assets.

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities, which are not illiquid, except as listed below, amounted to $25,446,778, which represents 3.1% of net assets.

		Acquisition		Acquisition
	Security	Date	Par	Cost	Value
Resolution Trust Corp.
Pass-Through Certificates,
Series 1993 A,
	8.500% 12/01/16	11/12/93	$455,481	$463,388	$451,013

(g)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(h)	The security or a portion of the security is pledged as collateral for open futures contracts. At March 31, 2007, the total market value of securities pledged amounted to $1,595,324.

(i)

Security represents the underlying bond transferred to a special purpose entity established in a floating rate note transaction in which the fund acquired the residual interest. These securities amount to $29,930,995 and serve as collateral in the transaction.

(j)	The interest rate shown on floating rate or variable rate securities reflects the rate at March 31, 2007.

(k)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(l)	The issuer is in default of certain debt covenants. Income is not being accrued. At March 31, 2007, the value of this security represents less than 0.1% of net assets.

(m)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at March 31, 2007.

(n)	Cost for federal income tax purposes is $799,616,954.

(o)	Unrealized appreciation and depreciation at March 31, 2207, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation

$36,168,756	$(3,376,357)	$32,792,399

At  March 31, 2007, the Fund held the following open short futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation/(Depreciation)
10-Year U.S. Treasury Notes	294	$31,788,750	$31,753,342	Jun-07	$(35,408)
U.S. Treasury Bonds	139	15,463,750	15,725,009	Jun-07	261,259
					$225,851

At March 31, 2007, the Trust held the following forward interest rate swap contract:

Notional Amount	Effective Date	Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Net Unrealized Depreciation
23,000,000	05/08/07	05/08/21	JPMorgan Chase Bank	Pay	3.903%	BMA Index	$(190,905)

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
HFDC	Health Facility Development Corporation
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance, Inc.
SPA	Stand-by Purchase Agreement

INVESTMENT PORTFOLIO
March 31, 2007 (Unaudited)	Columbia Small Cap Value Fund I

	Shares	Value ($)*
Common Stocks – 99.8%
CONSUMER DISCRETIONARY – 11.6%
Auto Components – 1.1%
American Axle & Manufacturing Holdings, Inc.	126,040	3,447,194
BorgWarner, Inc.	56,480	4,259,721
Modine Manufacturing Co.	129,843	2,973,405
Auto Components Total		10,680,320
Distributors – 0.3%
Building Materials Holding Corp.	147,456	2,670,428
Distributors Total		2,670,428
Diversified Consumer Services – 0.4%
Regis Corp.	79,370	3,204,167
Diversified Consumer Services Total		3,204,167
Hotels, Restaurants & Leisure – 1.9%
Bob Evans Farms, Inc.	112,700	4,164,265
Landry’s Restaurants, Inc.	153,300	4,537,680
Multimedia Games, Inc. (a)	178,063	2,118,950
Scientific Games Corp., Class A (a)	157,060	5,156,280
Vail Resorts, Inc. (a)	41,800	2,270,994
Hotels, Restaurants & Leisure Total		18,248,169
Household Durables – 2.1%
American Greetings Corp., Class A	303,600	7,046,556
CSS Industries, Inc.	72,560	2,719,549
Ethan Allen Interiors, Inc.	88,990	3,144,907
Furniture Brands International, Inc.	232,270	3,665,221
Kimball International, Inc., Class B	186,634	3,598,303
Household Durables Total		20,174,536
Media – 0.3%
4Kids Entertainment, Inc. (a)	164,700	3,116,124
Media Total		3,116,124
Multiline Retail – 0.3%
99 Cents Only Stores (a)	160,080	2,357,978
Multiline Retail Total		2,357,978
Specialty Retail – 3.3%
America’s Car-Mart, Inc. (a)	323,753	4,325,340
Borders Group, Inc.	113,360	2,314,811
GameStop Corp., Class A (a)	181,280	5,904,290
Monro Muffler, Inc.	142,766	5,011,087
Payless Shoesource, Inc. (a)	110,780	3,677,896
Rent-A-Center, Inc. (a)	173,580	4,856,768

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
United Retail Group, Inc. (a)	159,200	1,913,584
Zale Corp. (a)	115,580	3,049,000
Specialty Retail Total		31,052,776
Textiles, Apparel & Luxury Goods – 1.9%
Delta Apparel, Inc.	103,900	1,807,860
Hampshire Group Ltd. (a)	191,382	3,081,250
Hartmarx Corp. (a)	356,336	2,636,887
K-Swiss, Inc., Class A	87,600	2,366,952
Stride Rite Corp.	171,000	2,631,690
Wolverine World Wide, Inc.	202,160	5,775,711
Textiles, Apparel & Luxury Goods Total		18,300,350
CONSUMER DISCRETIONARY TOTAL		109,804,848
CONSUMER STAPLES – 4.1%
Food & Staples Retailing – 1.2%
BJ’s Wholesale Club, Inc. (a)	104,670	3,540,986
Weis Markets, Inc.	168,130	7,515,411
Food & Staples Retailing Total		11,056,397
Food Products – 2.9%
American Italian Pasta Co., Class A	47,731	501,176
Flowers Foods, Inc.	124,769	3,764,281
Fresh Del Monte Produce, Inc.	203,844	4,087,072
J & J Snack Foods Corp.	92,434	3,650,219
Lancaster Colony Corp.	100,080	4,422,535
Lance, Inc.	135,300	2,738,472
Maui Land & Pineapple Co., Inc. (a)	91,650	3,313,147
Ralcorp Holdings, Inc. (a)	80,200	5,156,860
Food Products Total		27,633,762
CONSUMER STAPLES TOTAL		38,690,159
ENERGY – 5.8%
Energy Equipment & Services – 2.6%
Complete Production Services, Inc. (a)	76,904	1,531,159
Grey Wolf, Inc. (a)	522,400	3,500,080
Horizon Offshore, Inc. (a)	28,543	412,732
Lone Star Technologies, Inc. (a)	65,074	4,296,836
Lufkin Industries, Inc.	119,878	6,734,746
Oil States International, Inc. (a)	64,770	2,078,469
Superior Well Services, Inc. (a)	40,300	920,855

2

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Energy Equipment & Services – (continued)
TriCo Marine Services, Inc. (a)	130,759	4,872,080
Energy Equipment & Services Total		24,346,957
Oil, Gas & Consumable Fuels – 3.2%
Alpha Natural Resources, Inc. (a)	154,340	2,412,334
Aurora Oil & Gas Corp. (a)	392,400	1,024,164
Bois d’Arc Energy, Inc. (a)	122,654	1,622,712
Comstock Resources, Inc. (a)	53,550	1,466,199
Harvest Natural Resources, Inc. (a)	307,150	2,991,641
Nordic American Tanker Shipping	104,527	3,789,104
Peabody Energy Corp.	75,800	3,050,192
Range Resources Corp.	196,680	6,569,112
Stone Energy Corp. (a)	71,350	2,118,382
Swift Energy Co. (a)	48,930	2,043,806
Western Refining, Inc.	95,246	3,716,499
Oil, Gas & Consumable Fuels Total		30,804,145
ENERGY TOTAL		55,151,102
FINANCIALS – 27.0%
Capital Markets – 0.8%
Piper Jaffray Companies, Inc. (a)	79,580	4,929,185
Thomas Weisel Partners Group, Inc. (a)	157,227	2,990,458
Capital Markets Total		7,919,643
Commercial Banks – 10.0%
BancFirst Corp.	62,870	2,914,025
BancTrust Financial Group, Inc.	153,248	3,242,728
Bank of Granite Corp.	218,565	3,916,685
Bryn Mawr Bank Corp.	147,014	3,403,374
Capitol Bancorp Ltd.	123,014	4,533,066
Central Pacific Financial Corp.	87,350	3,194,389
Chemical Financial Corp.	157,489	4,691,597
Citizens Banking Corp.	180,030	3,989,465
City Holding Co.	70,600	2,855,770
Columbia Banking System, Inc.	109,450	3,691,748
Community Trust Bancorp, Inc.	95,729	3,468,262
First Citizens BancShares, Inc., Class A	17,866	3,591,066
First Financial Corp.	115,850	3,585,557
First National Bank of Alaska	534	1,153,440
Mass Financial Corp., Class A (a)	283,170	792,876
Merchants Bancshares, Inc.	125,932	2,882,583
Northrim BanCorp, Inc.	122,760	3,627,558

3

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
Park National Corp.	26,301	2,484,894
S&T Bancorp, Inc.	117,691	3,888,511
Sandy Spring Bancorp, Inc.	73,750	2,554,700
South Financial Group, Inc.	145,250	3,590,580
Sterling Bancorp NY	172,320	3,118,992
Susquehanna Bancshares, Inc.	183,550	4,256,524
Taylor Capital Group, Inc.	118,000	4,130,000
TriCo Bancshares	56,479	1,336,858
Trustmark Corp.	88,100	2,470,324
UMB Financial Corp.	160,000	6,041,600
Whitney Holding Corp.	187,070	5,720,601
Commercial Banks Total		95,127,773
Consumer Finance – 1.6%
Advance America Cash Advance Centers, Inc.	424,310	6,530,131
Cash America International, Inc.	219,550	9,001,550
Consumer Finance Total		15,531,681
Diversified Financial Services – 0.6%
Financial Federal Corp.	71,568	1,883,670
Medallion Financial Corp.	343,828	3,933,392
Diversified Financial Services Total		5,817,062
Insurance – 7.2%
American Physicians Capital, Inc. (a)	112,925	4,526,034
Baldwin & Lyons, Inc., Class B	120,328	3,062,348
CNA Surety Corp. (a)	229,000	4,831,900
Commerce Group, Inc.	174,650	5,246,486
Delphi Financial Group, Inc., Class A	167,803	6,750,715
Harleysville Group, Inc.	92,000	2,989,080
Horace Mann Educators Corp.	250,759	5,153,097
KMG America Corp. (a)	617,826	2,860,534
National Western Life Insurance Co., Class A	13,548	3,316,550
Navigators Group, Inc. (a)	158,616	7,957,765
Phoenix Companies, Inc.	349,800	4,855,224
ProCentury Corp.	288,319	6,689,001
RLI Corp.	81,481	4,475,751
United America Indemnity Ltd., Class A (a)	227,860	5,286,352
Insurance Total		68,000,837

4

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – 5.8%
Colonial Properties Trust	74,100	3,384,147
Crescent Real Estate Equities Co.	269,200	5,400,152
Equity One, Inc.	121,550	3,221,075
Franklin Street Properties Corp.	255,160	4,893,969
Getty Realty Corp.	135,580	3,896,569
Healthcare Realty Trust, Inc.	139,850	5,216,405
Highland Hospitality Corp.	266,700	4,747,260
Lexington Corporate Properties Trust	219,325	4,634,337
Potlatch Corp.	106,300	4,866,414
Strategic Hotels & Resorts, Inc.	156,200	3,572,294
Sun Communities, Inc.	122,850	3,810,807
Universal Health Realty Income Trust	95,430	3,411,623
Urstadt Biddle Properties, Inc., Class A	199,730	3,906,719
Real Estate Investment Trusts (REITs) Total		54,961,771
Thrifts & Mortgage Finance – 1.0%
Corus Bankshares, Inc.	263,943	4,502,867
TrustCo Bank Corp. NY	270,160	2,588,133
Washington Federal, Inc.	100,600	2,360,076
Thrifts & Mortgage Finance Total		9,451,076
FINANCIALS TOTAL		256,809,843
HEALTH CARE – 8.9%
Health Care Equipment & Supplies – 2.5%
Analogic Corp.	49,230	3,095,582
DJO, Inc. (a)	65,460	2,480,934
Greatbatch, Inc. (a)	85,437	2,178,643
Haemonetics Corp. (a)	101,460	4,743,255
STERIS Corp.	235,660	6,259,130
Viasys Healthcare, Inc. (a)	81,200	2,759,988
Vital Signs, Inc.	39,770	2,067,245
Health Care Equipment & Supplies Total		23,584,777
Health Care Providers & Services – 4.4%
Amedisys, Inc. (a)	1,041	33,760
Cross Country Healthcare, Inc. (a)	218,040	3,974,869
Gentiva Health Services, Inc. (a)	228,800	4,614,896
Hooper Holmes, Inc. (a)	372,500	1,665,075
Kindred Healthcare, Inc. (a)	199,800	6,549,444
Owens & Minor, Inc.	109,930	4,037,729
Pediatrix Medical Group, Inc. (a)	184,000	10,499,040
RehabCare Group, Inc. (a)	95,970	1,523,044
Res-Care, Inc. (a)	225,370	3,943,975

5

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
Symbion, Inc. (a)	154,550	3,030,726
U.S. Physical Therapy, Inc. (a)	132,470	1,843,982
Health Care Providers & Services Total		41,716,540
Life Sciences Tools & Services – 1.4%
Bio-Rad Laboratories, Inc., Class A (a)	60,320	4,212,749
PAREXEL International Corp. (a)	167,180	6,013,464
Varian, Inc. (a)	49,960	2,910,670
Life Sciences Tools & Services Total		13,136,883
Pharmaceuticals – 0.6%
Alpharma, Inc., Class A	155,710	3,749,497
Sciele Pharma, Inc. (a)	108,120	2,560,281
Pharmaceuticals Total		6,309,778
HEALTH CARE TOTAL		84,747,978
INDUSTRIALS – 19.1%
Aerospace & Defense – 2.4%
AAR Corp. (a)	209,602	5,776,631
Esterline Technologies Corp. (a)	143,800	5,905,866
Moog, Inc., Class A (a)	72,120	3,003,798
Precision Castparts Corp.	80,900	8,417,645
Aerospace & Defense Total		23,103,940
Airlines – 1.0%
AirTran Holdings, Inc. (a)	231,450	2,376,991
JetBlue Airways Corp. (a)	267,300	3,076,623
Skywest, Inc.	156,400	4,196,212
Airlines Total		9,649,826
Building Products – 1.5%
Goodman Global, Inc. (a)	134,732	2,373,978
Lennox International, Inc.	97,140	3,467,898
NCI Building Systems, Inc. (a)	130,280	6,219,567
Universal Forest Products, Inc.	45,940	2,276,327
Building Products Total		14,337,770
Commercial Services & Supplies – 4.6%
ABM Industries, Inc.	113,550	2,996,584
Casella Waste Systems, Inc., Class A (a)	219,630	2,143,589
CBIZ, Inc. (a)	198,105	1,406,546
Consolidated Graphics, Inc. (a)	127,400	9,433,970
Healthcare Services Group, Inc.	183,155	5,247,391
IKON Office Solutions, Inc.	171,790	2,468,622

6

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
Korn/Ferry International (a)	149,850	3,437,559
Navigant Consulting, Inc. (a)	163,550	3,231,748
TeleTech Holdings, Inc. (a)	237,450	8,712,040
United Stationers, Inc. (a)	70,030	4,196,198
Commercial Services & Supplies Total		43,274,247
Construction & Engineering – 2.0%
EMCOR Group, Inc. (a)	97,200	5,732,856
KHD Humboldt Wedag International Ltd. (a)	257,907	10,496,815
Washington Group International, Inc. (a)	47,220	3,136,352
Construction & Engineering Total		19,366,023
Electrical Equipment – 1.9%
Belden CDT, Inc.	95,250	5,104,448
Genlyte Group, Inc. (a)	88,926	6,273,729
Woodward Governor Co.	165,100	6,797,167
Electrical Equipment Total		18,175,344
Machinery – 2.2%
Briggs & Stratton Corp.	121,630	3,752,286
EnPro Industries, Inc. (a)	157,500	5,677,875
Harsco Corp.	224,800	10,084,528
Kadant, Inc. (a)	69,804	1,770,229
Machinery Total		21,284,918
Road & Rail – 2.1%
Amerco, Inc. (a)	43,650	3,055,064
Dollar Thrifty Automotive Group, Inc. (a)	49,700	2,536,688
Genesee & Wyoming, Inc., Class A (a)	90,360	2,404,480
Heartland Express, Inc.	171,500	2,723,420
Ryder System, Inc.	67,100	3,310,714
Werner Enterprises, Inc.	312,550	5,679,033
Road & Rail Total		19,709,399
Trading Companies & Distributors – 1.0%
Kaman Corp.	140,080	3,265,265
Watsco, Inc.	117,630	6,007,364
Trading Companies & Distributors Total		9,272,629

7

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Transportation Infrastructure – 0.4%
Interpool, Inc.	133,167	3,251,938
Transportation Infrastructure Total		3,251,938
INDUSTRIALS TOTAL		181,426,034
INFORMATION TECHNOLOGY – 12.9%
Communications Equipment – 2.0%
Anaren, Inc. (a)	257,950	4,542,499
Andrew Corp. (a)	195,760	2,073,098
Black Box Corp.	60,829	2,222,692
Dycom Industries, Inc. (a)	188,400	4,909,704
Polycom, Inc. (a)	95,900	3,196,347
Tollgrade Communications, Inc. (a)	158,910	1,995,910
Communications Equipment Total		18,940,250
Computers & Peripherals – 1.1%
Electronics for Imaging, Inc. (a)	180,050	4,222,173
Emulex Corp. (a)	171,060	3,128,687
Imation Corp.	59,450	2,400,591
Mobility Electronics, Inc. (a)	255,684	795,177
Computers & Peripherals Total		10,546,628
Electronic Equipment & Instruments – 3.3%
Agilysys, Inc.	122,579	2,754,350
Anixter International, Inc. (a)	91,600	6,040,104
Benchmark Electronics, Inc. (a)	185,650	3,835,529
Brightpoint, Inc. (a)	389,514	4,456,040
Coherent, Inc. (a)	77,568	2,462,008
MTS Systems Corp.	109,382	4,248,397
NAM TAI Electronics, Inc.	251,330	3,254,724
Vishay Intertechnology, Inc. (a)	331,000	4,627,380
Electronic Equipment & Instruments Total		31,678,532
IT Services – 1.5%
Acxiom Corp.	106,616	2,280,516
CSG Systems International, Inc. (a)	57,668	1,442,854
MAXIMUS, Inc.	66,590	2,296,023
MPS Group, Inc. (a)	546,850	7,737,928
IT Services Total		13,757,321
Semiconductors & Semiconductor Equipment – 3.4%
Actel Corp. (a)	193,003	3,188,410
Advanced Energy Industries, Inc. (a)	113,290	2,383,622
Asyst Technologies, Inc. (a)	242,089	1,701,886

8

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
ATMI, Inc. (a)	51,260	1,567,018
Brooks Automation, Inc. (a)	99,515	1,706,682
Cabot Microelectronics Corp. (a)	44,790	1,500,913
Exar Corp. (a)	188,100	2,490,444
Fairchild Semiconductor International, Inc. (a)	145,750	2,436,940
MEMC Electronic Materials, Inc. (a)	73,700	4,464,746
OmniVision Technologies, Inc. (a)	80,144	1,038,666
Sigmatel, Inc. (a)	437,300	1,373,122
Standard Microsystems Corp. (a)	126,700	3,869,418
Varian Semiconductor Equipment Associates, Inc. (a)	49,685	2,652,185
Veeco Instruments, Inc. (a)	95,730	1,866,735
Semiconductors & Semiconductor Equipment Total		32,240,787
Software – 1.6%
Captaris, Inc. (a)	387,100	2,241,309
Lawson Software, Inc. (a)	155,690	1,259,532
MSC.Software Corp. (a)	247,300	3,400,375
Sybase, Inc. (a)	158,650	4,010,672
Transaction Systems Architects, Inc. (a)	130,200	4,217,178
Software Total		15,129,066
INFORMATION TECHNOLOGY TOTAL		122,292,584
MATERIALS – 6.5%
Chemicals – 1.7%
H.B. Fuller Co.	260,600	7,106,562
Minerals Technologies, Inc.	77,400	4,811,184
Sensient Technologies Corp.	178,600	4,604,308
Chemicals Total		16,522,054
Construction Materials – 0.6%
Eagle Materials, Inc.	122,480	5,466,282
Construction Materials Total		5,466,282
Containers & Packaging – 1.7%
AptarGroup, Inc.	92,100	6,164,253
Greif, Inc., Class A	84,054	9,339,240
Greif, Inc., Class B	6,984	718,095
Containers & Packaging Total		16,221,588
Metals & Mining – 1.7%
Carpenter Technology Corp.	45,470	5,490,957
Haynes International, Inc.	40,380	2,944,914
Metal Management, Inc.	74,670	3,449,754

9

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
Worthington Industries, Inc.	183,150	3,769,227
Metals & Mining Total		15,654,852
Paper & Forest Products – 0.8%
Glatfelter Co.	259,150	3,863,926
Mercer International, Inc. (a)	337,000	4,030,520
Paper & Forest Products Total		7,894,446
MATERIALS TOTAL		61,759,222
TELECOMMUNICATION SERVICES – 0.3%
Diversified Telecommunication Services – 0.3%
North Pittsburgh Systems, Inc.	117,313	2,553,904
Diversified Telecommunication Services Total		2,553,904
TELECOMMUNICATION SERVICES TOTAL		2,553,904
UTILITIES – 3.6%
Electric Utilities – 1.9%
ALLETE, Inc.	81,650	3,806,523
El Paso Electric Co. (a)	202,700	5,341,145
Maine & Maritimes Corp. (a)	37,100	704,900
MGE Energy, Inc.	109,246	3,873,863
Otter Tail Corp.	124,650	4,268,016
Electric Utilities Total		17,994,447
Gas Utilities – 1.0%
Northwest Natural Gas Co.	104,250	4,761,098
WGL Holdings, Inc.	153,500	4,908,930
Gas Utilities Total		9,670,028
Multi-Utilities – 0.7%
CH Energy Group, Inc.	143,500	6,987,015
Multi-Utilities Total		6,987,015
UTILITIES TOTAL		34,651,490

Total Common Stocks (cost of $674,779,170)		947,887,164

	Par ($)
Short-Term Obligation – 0.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/30/07, due on 04/02/07, at 5.060%, collateralized by a U.S. Treasury Bond maturing 02/15/19, market value of $4,116,255 (repurchase proceeds $4,031,699)	4,030,000	4,030,000

Total Short-Term Obligation (cost of $4,030,000)		4,030,000

10

Total Investments – 100.2% (cost of $678,809,170)(b)(c)	951,917,164

Other Assets & Liabilities, Net – (0.2)%	(2,368,636)

Net Assets – 100.0%	949,548,528

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $678,809,170.

(c)	Unrealized appreciation and depreciation at March 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation

$293,757,339	$(20,649,345)	$273,107,994

11

Item  2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	May 25, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	May 25, 2007